Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT3-0623
1.9867777.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	2,258,411	39,906,122
Verizon Communications, Inc.	1,330,677	51,670,188
		91,576,310
Entertainment - 1.4%
Activision Blizzard, Inc.	225,647	17,535,028
Electronic Arts, Inc.	82,541	10,505,818
Live Nation Entertainment, Inc. (a)	45,166	3,061,351
Netflix, Inc. (a)	141,102	46,553,783
Take-Two Interactive Software, Inc. (a)	50,236	6,243,832
The Walt Disney Co. (a)	578,799	59,326,898
Warner Bros Discovery, Inc.	700,158	9,529,150
		152,755,860
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	1,887,079	202,559,060
Class C (a)	1,645,066	178,029,043
Match Group, Inc. (a)	88,494	3,265,429
Meta Platforms, Inc. Class A (a)	705,203	169,474,385
		553,327,917
Media - 0.8%
Charter Communications, Inc. Class A (a)	33,372	12,304,256
Comcast Corp. Class A	1,332,809	55,138,308
DISH Network Corp. Class A (a)(b)	79,638	598,081
Fox Corp.:
Class A	94,074	3,128,901
Class B	43,671	1,333,712
Interpublic Group of Companies, Inc.	123,099	4,398,327
News Corp.:
Class A	121,150	2,133,452
Class B	37,344	662,856
Omnicom Group, Inc.	64,227	5,817,039
Paramount Global Class B	160,012	3,733,080
		89,248,012
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	187,663	27,004,706
TOTAL COMMUNICATION SERVICES		913,912,805
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.1%
Aptiv PLC (a)	85,847	8,830,222
BorgWarner, Inc.	74,181	3,570,332
		12,400,554
Automobiles - 1.5%
Ford Motor Co.	1,240,520	14,737,378
General Motors Co.	441,872	14,599,451
Tesla, Inc. (a)	852,128	140,013,152
		169,349,981
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	2,824,635	297,857,761
eBay, Inc.	171,934	7,982,896
Etsy, Inc. (a)	39,823	4,023,318
		309,863,975
Distributors - 0.2%
Genuine Parts Co.	44,662	7,517,061
LKQ Corp.	80,418	4,642,531
Pool Corp.	12,373	4,346,882
		16,506,474
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. (a)	12,290	33,014,750
Caesars Entertainment, Inc. (a)	67,982	3,078,905
Carnival Corp. (a)(b)	317,512	2,924,286
Chipotle Mexican Grill, Inc. (a)	8,752	18,095,810
Darden Restaurants, Inc.	38,561	5,858,573
Domino's Pizza, Inc.	11,216	3,560,744
Expedia, Inc. (a)	46,836	4,400,711
Hilton Worldwide Holdings, Inc.	84,421	12,158,312
Las Vegas Sands Corp. (a)	104,124	6,648,317
Marriott International, Inc. Class A	85,248	14,435,896
McDonald's Corp.	232,059	68,631,449
MGM Resorts International	99,690	4,478,075
Norwegian Cruise Line Holdings Ltd. (a)(b)	133,514	1,782,412
Royal Caribbean Cruises Ltd. (a)	69,547	4,550,460
Starbucks Corp.	364,140	41,617,561
Wynn Resorts Ltd. (a)	32,671	3,733,642
Yum! Brands, Inc.	88,714	12,471,414
		241,441,317
Household Durables - 0.4%
D.R. Horton, Inc.	99,007	10,872,949
Garmin Ltd.	48,581	4,769,197
Lennar Corp. Class A	80,330	9,062,027
Mohawk Industries, Inc. (a)	16,708	1,769,377
Newell Brands, Inc.	119,250	1,448,888
NVR, Inc. (a)	959	5,600,560
PulteGroup, Inc.	71,477	4,799,681
Whirlpool Corp.	17,268	2,410,440
		40,733,119
Leisure Products - 0.0%
Hasbro, Inc.	41,134	2,435,955
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	18,774	2,356,700
AutoZone, Inc. (a)	5,946	15,836,041
Bath & Body Works, Inc.	72,370	2,540,187
Best Buy Co., Inc.	62,393	4,649,526
CarMax, Inc. (a)(b)	50,067	3,506,192
Lowe's Companies, Inc.	191,592	39,818,565
O'Reilly Automotive, Inc. (a)	19,756	18,122,376
Ross Stores, Inc.	109,109	11,645,204
The Home Depot, Inc.	322,915	97,048,874
TJX Companies, Inc.	366,106	28,856,475
Tractor Supply Co.	34,999	8,343,762
Ulta Beauty, Inc. (a)	16,121	8,889,603
		241,613,505
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	394,673	50,012,963
Ralph Lauren Corp.	13,021	1,494,681
Tapestry, Inc.	74,797	3,052,466
VF Corp. (b)	104,670	2,460,792
		57,020,902
TOTAL CONSUMER DISCRETIONARY		1,091,365,782
CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	57,940	3,771,315
Constellation Brands, Inc. Class A (sub. vtg.)	51,441	11,804,166
Keurig Dr. Pepper, Inc.	269,232	8,803,886
Molson Coors Beverage Co. Class B	59,563	3,542,807
Monster Beverage Corp.	241,349	13,515,544
PepsiCo, Inc.	436,363	83,297,333
The Coca-Cola Co.	1,233,148	79,106,444
		203,841,495
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	140,590	70,747,700
Dollar General Corp.	70,837	15,687,562
Dollar Tree, Inc. (a)	65,874	10,125,493
Kroger Co.	206,387	10,036,600
Sysco Corp.	160,827	12,341,864
Target Corp.	145,843	23,006,733
Walgreens Boots Alliance, Inc.	226,816	7,995,264
Walmart, Inc.	444,311	67,077,632
		217,018,848
Food Products - 1.2%
Archer Daniels Midland Co.	173,332	13,533,763
Bunge Ltd.	47,462	4,442,443
Campbell Soup Co.	63,571	3,451,905
Conagra Brands, Inc.	151,012	5,732,416
General Mills, Inc. (b)	186,810	16,556,970
Hormel Foods Corp.	91,757	3,710,653
Kellogg Co.	81,098	5,658,207
Lamb Weston Holdings, Inc.	45,584	5,096,747
McCormick & Co., Inc. (non-vtg.)	79,438	6,978,628
Mondelez International, Inc.	431,946	33,138,897
The Hershey Co.	46,565	12,715,039
The J.M. Smucker Co.	33,787	5,217,051
The Kraft Heinz Co.	252,267	9,906,525
Tyson Foods, Inc. Class A	90,494	5,654,970
		131,794,214
Household Products - 1.5%
Church & Dwight Co., Inc.	77,266	7,504,074
Colgate-Palmolive Co.	264,626	21,117,155
Kimberly-Clark Corp.	106,935	15,493,812
Procter & Gamble Co.	747,463	116,888,264
The Clorox Co.	39,137	6,481,870
		167,485,175
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	73,404	18,110,235
Tobacco - 0.7%
Altria Group, Inc.	565,722	26,877,452
Philip Morris International, Inc.	491,171	49,102,365
		75,979,817
TOTAL CONSUMER STAPLES		814,229,784
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	318,738	9,319,899
Halliburton Co.	286,446	9,381,107
Schlumberger Ltd.	449,967	22,205,871
		40,906,877
Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	101,867	3,753,799
Chevron Corp.	563,636	95,017,757
ConocoPhillips Co.	387,762	39,896,832
Coterra Energy, Inc.	249,815	6,395,264
Devon Energy Corp.	207,116	11,066,208
Diamondback Energy, Inc.	58,228	8,280,022
EOG Resources, Inc.	186,106	22,234,084
EQT Corp.	116,294	4,051,683
Exxon Mobil Corp.	1,304,733	154,402,103
Hess Corp.	87,915	12,752,950
Kinder Morgan, Inc.	626,780	10,749,277
Marathon Oil Corp.	201,213	4,861,306
Marathon Petroleum Corp.	143,844	17,548,968
Occidental Petroleum Corp.	230,382	14,175,404
ONEOK, Inc.	141,611	9,262,776
Phillips 66 Co.	147,646	14,616,954
Pioneer Natural Resources Co.	75,280	16,377,164
Targa Resources Corp.	71,724	5,417,314
The Williams Companies, Inc.	385,907	11,677,546
Valero Energy Corp.	122,148	14,006,711
		476,544,122
TOTAL ENERGY		517,450,999
FINANCIALS - 13.1%
Banks - 3.2%
Bank of America Corp.	2,211,366	64,748,796
Citigroup, Inc.	613,666	28,885,259
Citizens Financial Group, Inc.	156,039	4,827,847
Comerica, Inc.	41,495	1,799,638
Fifth Third Bancorp	216,522	5,672,876
First Republic Bank (b)	58,863	206,609
Huntington Bancshares, Inc.	457,217	5,120,830
JPMorgan Chase & Co.	929,347	128,472,929
KeyCorp	295,711	3,329,706
M&T Bank Corp.	53,636	6,747,409
PNC Financial Services Group, Inc.	127,051	16,548,393
Regions Financial Corp.	295,925	5,403,591
Truist Financial Corp.	420,388	13,696,241
U.S. Bancorp	441,420	15,131,878
Wells Fargo & Co.	1,207,303	47,990,294
Zions Bancorp NA	47,404	1,320,675
		349,902,971
Capital Markets - 2.8%
Ameriprise Financial, Inc.	33,363	10,179,719
Bank of New York Mellon Corp.	233,044	9,925,344
BlackRock, Inc. Class A	47,448	31,847,098
Cboe Global Markets, Inc.	33,611	4,695,457
Charles Schwab Corp.	483,274	25,246,234
CME Group, Inc.	113,974	21,172,950
FactSet Research Systems, Inc.	12,120	4,989,683
Franklin Resources, Inc.	90,363	2,428,957
Goldman Sachs Group, Inc.	107,292	36,848,364
Intercontinental Exchange, Inc.	177,064	19,287,582
Invesco Ltd.	144,097	2,468,382
MarketAxess Holdings, Inc.	11,925	3,796,562
Moody's Corp.	49,918	15,630,324
Morgan Stanley	413,947	37,242,812
MSCI, Inc.	25,334	12,222,388
NASDAQ, Inc.	107,402	5,946,849
Northern Trust Corp.	66,038	5,161,530
Raymond James Financial, Inc.	61,408	5,559,266
S&P Global, Inc.	104,303	37,818,182
State Street Corp.	110,584	7,990,800
T. Rowe Price Group, Inc.	71,066	7,982,844
		308,441,327
Consumer Finance - 0.5%
American Express Co.	188,630	30,433,564
Capital One Financial Corp.	120,810	11,754,813
Discover Financial Services	84,595	8,753,045
Synchrony Financial	138,469	4,086,220
		55,027,642
Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	570,851	187,553,096
Fidelity National Information Services, Inc.	188,004	11,039,595
Fiserv, Inc. (a)	201,200	24,570,544
FleetCor Technologies, Inc. (a)	23,367	4,998,669
Global Payments, Inc.	83,354	9,394,829
Jack Henry & Associates, Inc.	23,126	3,777,401
MasterCard, Inc. Class A	267,321	101,590,000
PayPal Holdings, Inc. (a)	358,460	27,242,960
Visa, Inc. Class A	514,845	119,819,877
		489,986,971
Insurance - 2.2%
AFLAC, Inc.	177,391	12,390,761
Allstate Corp.	83,328	9,646,049
American International Group, Inc.	235,403	12,485,775
Aon PLC	65,078	21,162,064
Arch Capital Group Ltd. (a)	117,189	8,797,378
Arthur J. Gallagher & Co.	67,199	13,981,424
Assurant, Inc.	16,739	2,061,073
Brown & Brown, Inc.	74,474	4,795,381
Chubb Ltd.	131,503	26,505,745
Cincinnati Financial Corp.	49,802	5,300,925
Everest Re Group Ltd.	12,409	4,690,602
Globe Life, Inc.	28,661	3,110,292
Hartford Financial Services Group, Inc.	99,835	7,087,287
Lincoln National Corp.	48,788	1,060,163
Loews Corp.	61,798	3,557,711
Marsh & McLennan Companies, Inc.	156,834	28,259,918
MetLife, Inc.	208,817	12,806,747
Principal Financial Group, Inc.	72,098	5,385,000
Progressive Corp.	185,318	25,277,375
Prudential Financial, Inc.	116,596	10,143,852
The Travelers Companies, Inc.	73,221	13,263,252
W.R. Berkley Corp.	64,540	3,802,697
Willis Towers Watson PLC	33,824	7,833,638
		243,405,109
TOTAL FINANCIALS		1,446,764,020
HEALTH CARE - 14.4%
Biotechnology - 2.2%
AbbVie, Inc.	560,319	84,675,407
Amgen, Inc.	169,183	40,559,932
Biogen, Inc. (a)	45,625	13,880,494
Gilead Sciences, Inc.	395,095	32,480,760
Incyte Corp. (a)	58,634	4,362,956
Moderna, Inc. (a)	104,681	13,911,058
Regeneron Pharmaceuticals, Inc. (a)	34,062	27,310,571
Vertex Pharmaceuticals, Inc. (a)	81,456	27,754,503
		244,935,681
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	552,428	61,026,721
Align Technology, Inc. (a)	23,016	7,487,105
Baxter International, Inc.	159,899	7,623,984
Becton, Dickinson & Co.	89,951	23,774,949
Boston Scientific Corp. (a)	453,809	23,652,525
Dentsply Sirona, Inc.	68,092	2,855,098
DexCom, Inc. (a)	122,430	14,855,656
Edwards Lifesciences Corp. (a)	195,887	17,234,138
GE Healthcare Holding LLC	115,042	9,357,516
Hologic, Inc. (a)	78,117	6,718,843
IDEXX Laboratories, Inc. (a)	26,239	12,913,786
Insulet Corp. (a)	22,004	6,998,152
Intuitive Surgical, Inc. (a)	111,016	33,440,240
Medtronic PLC	421,450	38,330,878
ResMed, Inc.	46,546	11,215,724
STERIS PLC	31,457	5,931,217
Stryker Corp.	106,824	32,009,812
Teleflex, Inc.	14,862	4,050,192
The Cooper Companies, Inc.	15,637	5,964,734
Zimmer Biomet Holdings, Inc.	66,489	9,204,737
		334,646,007
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	51,266	8,553,732
Cardinal Health, Inc.	81,629	6,701,741
Centene Corp. (a)	174,499	12,028,216
Cigna Group	94,631	23,969,086
CVS Health Corp.	406,854	29,826,467
DaVita HealthCare Partners, Inc. (a)	17,414	1,573,529
Elevance Health, Inc.	75,669	35,462,277
HCA Holdings, Inc.	67,181	19,303,117
Henry Schein, Inc. (a)	42,947	3,470,547
Humana, Inc.	39,597	21,005,813
Laboratory Corp. of America Holdings	28,072	6,364,203
McKesson Corp.	43,387	15,803,281
Molina Healthcare, Inc. (a)	18,503	5,511,859
Quest Diagnostics, Inc.	35,169	4,881,809
UnitedHealth Group, Inc.	296,036	145,676,355
Universal Health Services, Inc. Class B	20,327	3,056,164
		343,188,196
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	93,739	12,695,073
Bio-Rad Laboratories, Inc. Class A (a)	6,822	3,075,289
Bio-Techne Corp.	49,830	3,980,420
Charles River Laboratories International, Inc. (a)	16,120	3,064,734
Danaher Corp.	207,677	49,200,758
Illumina, Inc. (a)	49,838	10,244,699
IQVIA Holdings, Inc. (a)	58,837	11,074,889
Mettler-Toledo International, Inc. (a)	7,004	10,446,466
PerkinElmer, Inc.	40,021	5,222,340
Thermo Fisher Scientific, Inc.	124,262	68,952,984
Waters Corp. (a)	18,823	5,653,676
West Pharmaceutical Services, Inc.	23,456	8,473,245
		192,084,573
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	673,645	44,979,277
Catalent, Inc. (a)	57,059	2,859,797
Eli Lilly & Co.	249,872	98,914,330
Johnson & Johnson	828,364	135,603,187
Merck & Co., Inc.	803,306	92,757,744
Organon & Co.	80,592	1,984,981
Pfizer, Inc.	1,778,504	69,166,021
Viatris, Inc.	384,223	3,584,801
Zoetis, Inc. Class A	147,669	25,957,257
		475,807,395
TOTAL HEALTH CARE		1,590,661,852
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.7%
General Dynamics Corp.	71,299	15,567,424
Howmet Aerospace, Inc.	116,660	5,166,871
Huntington Ingalls Industries, Inc.	12,628	2,546,562
L3Harris Technologies, Inc.	60,327	11,772,814
Lockheed Martin Corp.	71,990	33,435,756
Northrop Grumman Corp.	45,583	21,026,070
Raytheon Technologies Corp.	464,151	46,368,685
Textron, Inc.	66,146	4,427,813
The Boeing Co. (a)	178,172	36,842,406
TransDigm Group, Inc.	16,434	12,572,010
		189,726,411
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (b)	37,294	3,761,846
Expeditors International of Washington, Inc.	50,420	5,739,813
FedEx Corp.	73,571	16,758,002
United Parcel Service, Inc. Class B	231,234	41,578,186
		67,837,847
Building Products - 0.4%
A.O. Smith Corp.	40,197	2,745,053
Allegion PLC	27,832	3,074,879
Carrier Global Corp.	264,301	11,053,068
Johnson Controls International PLC	217,740	13,029,562
Masco Corp.	71,353	3,818,099
Trane Technologies PLC	72,579	13,485,904
		47,206,565
Commercial Services & Supplies - 0.5%
Cintas Corp.	27,367	12,473,058
Copart, Inc. (a)	135,818	10,736,413
Republic Services, Inc.	65,078	9,411,580
Rollins, Inc.	73,336	3,098,446
Waste Management, Inc.	117,679	19,540,598
		55,260,095
Construction & Engineering - 0.1%
Quanta Services, Inc.	45,276	7,680,621
Electrical Equipment - 0.5%
AMETEK, Inc.	72,763	10,036,201
Eaton Corp. PLC	126,006	21,058,123
Emerson Electric Co.	181,040	15,073,390
Generac Holdings, Inc. (a)	20,073	2,051,862
Rockwell Automation, Inc.	36,367	10,306,771
		58,526,347
Ground Transportation - 0.8%
CSX Corp.	666,120	20,409,917
J.B. Hunt Transport Services, Inc.	26,296	4,609,426
Norfolk Southern Corp.	72,170	14,652,675
Old Dominion Freight Lines, Inc.	28,704	9,196,475
Union Pacific Corp.	193,864	37,939,185
		86,807,678
Industrial Conglomerates - 0.9%
3M Co.	174,419	18,526,786
General Electric Co.	345,126	34,157,120
Honeywell International, Inc.	211,691	42,304,329
		94,988,235
Machinery - 1.7%
Caterpillar, Inc.	164,885	36,076,838
Cummins, Inc.	44,769	10,522,506
Deere & Co.	85,677	32,387,620
Dover Corp.	44,266	6,469,919
Fortive Corp.	111,812	7,054,219
IDEX Corp.	23,896	4,930,223
Illinois Tool Works, Inc.	87,958	21,280,559
Ingersoll Rand, Inc.	128,295	7,315,381
Nordson Corp.	17,029	3,683,543
Otis Worldwide Corp.	131,446	11,212,344
PACCAR, Inc.	165,389	12,352,904
Parker Hannifin Corp.	40,639	13,202,798
Pentair PLC	52,119	3,027,072
Snap-On, Inc.	16,828	4,365,351
Stanley Black & Decker, Inc.	46,873	4,047,015
Westinghouse Air Brake Tech Co.	57,622	5,627,941
Xylem, Inc. (b)	57,112	5,930,510
		189,486,743
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	40,407	1,756,088
American Airlines Group, Inc. (a)	206,147	2,811,845
Delta Air Lines, Inc. (a)	203,168	6,970,694
Southwest Airlines Co.	188,292	5,703,365
United Airlines Holdings, Inc. (a)	103,583	4,536,935
		21,778,927
Professional Services - 0.8%
Automatic Data Processing, Inc.	131,282	28,882,040
Broadridge Financial Solutions, Inc.	37,289	5,422,193
CoStar Group, Inc. (a)	128,854	9,915,315
Equifax, Inc. (b)	38,812	8,087,645
Jacobs Solutions, Inc.	40,148	4,635,488
Leidos Holdings, Inc.	43,308	4,038,904
Paychex, Inc.	101,646	11,166,830
Robert Half International, Inc. (b)	34,123	2,490,979
Verisk Analytics, Inc.	49,549	9,617,956
		84,257,350
Trading Companies & Distributors - 0.2%
Fastenal Co.	180,861	9,737,556
United Rentals, Inc.	21,976	7,935,753
W.W. Grainger, Inc.	14,248	9,910,481
		27,583,790
TOTAL INDUSTRIALS		931,140,609
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	78,422	12,560,068
Cisco Systems, Inc.	1,301,597	61,500,458
F5, Inc. (a)	19,048	2,559,289
Juniper Networks, Inc.	102,642	3,094,656
Motorola Solutions, Inc.	52,976	15,437,206
		95,151,677
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	188,393	14,218,020
CDW Corp.	42,897	7,274,902
Corning, Inc.	241,185	8,012,166
Keysight Technologies, Inc. (a)	56,506	8,173,028
TE Connectivity Ltd.	100,265	12,269,428
Teledyne Technologies, Inc. (a)	14,850	6,153,840
Trimble, Inc. (a)	78,140	3,680,394
Zebra Technologies Corp. Class A (a)	16,358	4,711,595
		64,493,373
IT Services - 1.1%
Accenture PLC Class A	199,525	55,924,862
Akamai Technologies, Inc. (a)	49,820	4,083,745
Cognizant Technology Solutions Corp. Class A	161,270	9,629,432
DXC Technology Co. (a)	72,138	1,720,491
EPAM Systems, Inc. (a)	18,222	5,146,622
Gartner, Inc. (a)	25,038	7,572,993
IBM Corp.	286,460	36,211,409
VeriSign, Inc. (a)	29,026	6,437,967
		126,727,521
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)	510,853	45,654,933
Analog Devices, Inc.	160,590	28,886,929
Applied Materials, Inc.	267,118	30,192,348
Broadcom, Inc.	132,402	82,949,853
Enphase Energy, Inc. (a)	43,066	7,071,437
First Solar, Inc. (a)	31,412	5,735,203
Intel Corp.	1,310,753	40,711,988
KLA Corp.	43,875	16,959,443
Lam Research Corp.	42,753	22,405,992
Microchip Technology, Inc.	173,562	12,668,290
Micron Technology, Inc.	345,725	22,250,861
Monolithic Power Systems, Inc.	14,179	6,550,273
NVIDIA Corp.	779,418	216,280,701
NXP Semiconductors NV	82,103	13,443,545
onsemi (a)	136,863	9,848,661
Qorvo, Inc. (a)	31,648	2,914,148
Qualcomm, Inc.	353,273	41,262,286
Skyworks Solutions, Inc.	50,369	5,334,077
SolarEdge Technologies, Inc. (a)	17,710	5,058,507
Teradyne, Inc.	49,349	4,509,512
Texas Instruments, Inc.	287,119	48,006,297
		668,695,284
Software - 9.7%
Adobe, Inc. (a)	145,048	54,764,323
ANSYS, Inc. (a)	27,600	8,664,192
Autodesk, Inc. (a)	68,363	13,316,429
Cadence Design Systems, Inc. (a)	86,913	18,203,928
Ceridian HCM Holding, Inc. (a)(b)	48,747	3,094,460
Fair Isaac Corp. (a)	7,970	5,801,762
Fortinet, Inc. (a)	205,445	12,953,307
Gen Digital, Inc.	180,224	3,184,558
Intuit, Inc.	89,007	39,514,658
Microsoft Corp.	2,358,469	724,663,185
Oracle Corp.	486,935	46,122,483
Paycom Software, Inc. (a)	15,277	4,435,982
PTC, Inc. (a)	33,723	4,242,016
Roper Technologies, Inc.	33,601	15,281,063
Salesforce, Inc. (a)	316,837	62,850,956
ServiceNow, Inc. (a)	64,318	29,548,976
Synopsys, Inc. (a)	48,291	17,931,414
Tyler Technologies, Inc. (a)	13,193	5,000,543
		1,069,574,235
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	4,712,193	799,564,900
Hewlett Packard Enterprise Co.	406,127	5,815,739
HP, Inc.	273,838	8,135,727
NetApp, Inc.	68,301	4,295,450
Seagate Technology Holdings PLC	60,842	3,575,684
Western Digital Corp. (a)	101,173	3,484,398
		824,871,898
TOTAL INFORMATION TECHNOLOGY		2,849,513,988
MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	70,364	20,712,347
Albemarle Corp.	37,118	6,883,904
Celanese Corp. Class A	31,606	3,357,821
CF Industries Holdings, Inc.	62,160	4,449,413
Corteva, Inc.	225,848	13,803,830
Dow, Inc.	223,332	12,149,261
DuPont de Nemours, Inc.	145,150	10,119,858
Eastman Chemical Co.	37,640	3,171,923
Ecolab, Inc.	78,512	13,177,454
FMC Corp.	39,911	4,932,201
International Flavors & Fragrances, Inc.	80,781	7,832,526
Linde PLC	156,052	57,653,411
LyondellBasell Industries NV Class A	80,472	7,613,456
PPG Industries, Inc.	74,465	10,444,461
Sherwin-Williams Co.	74,716	17,748,039
The Mosaic Co.	107,877	4,622,529
		198,672,434
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,673	7,145,234
Vulcan Materials Co.	42,110	7,374,303
		14,519,537
Containers & Packaging - 0.3%
Amcor PLC	470,749	5,164,117
Avery Dennison Corp.	25,654	4,476,110
Ball Corp.	99,461	5,289,336
International Paper Co.	112,689	3,731,133
Packaging Corp. of America	29,318	3,965,553
Sealed Air Corp.	45,833	2,199,526
WestRock Co.	80,683	2,414,842
		27,240,617
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	452,863	17,168,036
Newmont Corp.	251,486	11,920,436
Nucor Corp.	80,160	11,878,109
Steel Dynamics, Inc.	52,846	5,493,342
		46,459,923
TOTAL MATERIALS		286,892,511
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	49,905	6,197,203
American Tower Corp.	147,521	30,151,817
AvalonBay Communities, Inc.	44,324	7,994,720
Boston Properties, Inc.	45,197	2,411,712
Camden Property Trust (SBI)	34,895	3,840,195
Crown Castle International Corp.	137,190	16,886,717
Digital Realty Trust, Inc.	91,097	9,032,268
Equinix, Inc.	29,319	21,229,302
Equity Residential (SBI)	107,910	6,825,308
Essex Property Trust, Inc.	20,469	4,497,653
Extra Space Storage, Inc.	42,431	6,451,209
Federal Realty Investment Trust (SBI)	23,198	2,294,050
Healthpeak Properties, Inc.	173,241	3,806,105
Host Hotels & Resorts, Inc.	226,547	3,663,265
Invitation Homes, Inc.	184,031	6,141,114
Iron Mountain, Inc.	92,109	5,088,101
Kimco Realty Corp.	195,958	3,760,434
Mid-America Apartment Communities, Inc.	36,588	5,627,234
Prologis (REIT), Inc.	292,465	36,631,241
Public Storage	50,084	14,766,266
Realty Income Corp.	198,705	12,486,622
Regency Centers Corp.	48,796	2,997,538
SBA Communications Corp. Class A	34,208	8,924,525
Simon Property Group, Inc.	103,588	11,738,592
UDR, Inc.	97,983	4,049,637
Ventas, Inc.	126,733	6,089,521
VICI Properties, Inc.	318,006	10,793,124
Welltower, Inc.	149,712	11,860,185
Weyerhaeuser Co.	232,176	6,944,384
		273,180,042
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	100,104	7,673,973
TOTAL REAL ESTATE		280,854,015
UTILITIES - 2.9%
Electric Utilities - 1.9%
Alliant Energy Corp.	79,533	4,385,450
American Electric Power Co., Inc.	162,811	15,046,993
Constellation Energy Corp.	103,611	8,019,491
Duke Energy Corp.	243,964	24,123,160
Edison International	120,992	8,905,011
Entergy Corp.	64,471	6,935,790
Evergy, Inc.	72,725	4,516,950
Eversource Energy	110,356	8,564,729
Exelon Corp.	314,854	13,362,404
FirstEnergy Corp.	172,095	6,849,381
NextEra Energy, Inc.	629,606	48,246,708
NRG Energy, Inc.	72,994	2,494,205
PG&E Corp. (a)	510,119	8,728,136
Pinnacle West Capital Corp.	35,847	2,812,556
PPL Corp.	233,292	6,700,146
Southern Co.	344,931	25,369,675
Xcel Energy, Inc.	173,388	12,121,555
		207,182,340
Gas Utilities - 0.1%
Atmos Energy Corp.	45,359	5,177,276
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	211,631	5,007,189
Multi-Utilities - 0.8%
Ameren Corp.	81,909	7,287,444
CenterPoint Energy, Inc.	199,460	6,077,546
CMS Energy Corp.	92,283	5,745,540
Consolidated Edison, Inc.	112,434	11,071,376
Dominion Energy, Inc.	264,012	15,085,646
DTE Energy Co.	61,385	6,900,288
NiSource, Inc.	128,678	3,662,176
Public Service Enterprise Group, Inc.	158,086	9,991,035
Sempra Energy	99,592	15,485,560
WEC Energy Group, Inc.	99,941	9,611,326
		90,917,937
Water Utilities - 0.1%
American Water Works Co., Inc.	61,139	9,063,857
TOTAL UTILITIES		317,348,599
TOTAL COMMON STOCKS (Cost $5,750,441,537)		11,040,134,964

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $794,018)	800,000	793,558

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	29,531,651	29,537,558
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	32,595,911	32,599,171
TOTAL MONEY MARKET FUNDS (Cost $62,136,729)		62,136,729

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,813,372,284)	11,103,065,251
NET OTHER ASSETS (LIABILITIES) - (0.2)% (g)	(25,774,892)
NET ASSETS - 100.0%	11,077,290,359

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	182	Jun 2023	38,115,350	1,744,800	1,744,800

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $793,558.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $948,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	23,327,967	3,034,721,527	3,028,511,936	954,551	-	-	29,537,558	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	25,099,899	170,272,694	162,773,422	62,817	-	-	32,599,171	0.1%
Total	48,427,866	3,204,994,221	3,191,285,358	1,017,368	-	-	62,136,729

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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